Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	5,220	$ 607,347
Hexcel Corp.	14,758	715,615
		$ 1,322,962
Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	13,219	$ 1,240,867
Expeditors International of Washington, Inc.	2,170	206,389
FedEx Corp.	22,217	5,767,978
United Parcel Service, Inc., Class B	49,688	8,367,459
XPO Logistics, Inc.(1)	8,738	1,041,570
		$16,624,263
Airlines — 0.8%
Alaska Air Group, Inc.	14,817	$770,484
Delta Air Lines, Inc.	78,236	3,145,870
JetBlue Airways Corp.(1)	34,639	503,651
Southwest Airlines Co.	72,296	3,369,716
		$7,789,721
Auto Components — 0.8%
Aptiv PLC	32,753	$4,267,388
Autoliv, Inc.	11,054	1,018,073
BorgWarner, Inc.	28,965	1,119,208
Gentex Corp.	11,057	375,164
Lear Corp.	7,295	1,160,124
		$7,939,957
Automobiles — 0.6%
Ford Motor Co.	464,437	$4,082,401
Harley-Davidson, Inc.	17,114	628,084
Thor Industries, Inc.(2)	6,851	637,075
		$5,347,560
Banks — 12.3%
Bank of America Corp.	658,464	$19,958,044
Bank OZK	14,221	444,691
BOK Financial Corp.	2,683	183,732
Citigroup, Inc.	190,320	11,735,131
Citizens Financial Group, Inc.	43,940	1,571,294
Comerica, Inc.	15,286	853,876
Commerce Bancshares, Inc.	9,735	639,589
Community Bank System, Inc.	6,285	391,618
Cullen/Frost Bankers, Inc.	5,919	516,314
East West Bancorp, Inc.	14,526	736,613
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	73,318	$ 2,021,377
First Citizens Bancshares, Inc., Class A	545	312,977
First Financial Bankshares, Inc.	6,798	245,918
First Horizon Corp.	53,426	681,716
First Republic Bank	10,497	1,542,324
Glacier Bancorp, Inc.	10,665	490,697
Huntington Bancshares, Inc.	103,800	1,310,994
JPMorgan Chase & Co.	251,030	31,898,382
KeyCorp	100,499	1,649,189
M&T Bank Corp.	13,189	1,678,960
People's United Financial, Inc.	40,725	526,574
Pinnacle Financial Partners, Inc.	7,024	452,346
PNC Financial Services Group, Inc. (The)	43,337	6,457,213
Popular, Inc.	9,513	535,772
Prosperity Bancshares, Inc.	9,131	633,326
Regions Financial Corp.	98,942	1,594,945
Signature Bank	5,542	749,777
SVB Financial Group(1)	2,872	1,113,848
Synovus Financial Corp.	14,027	454,054
TCF Financial Corp.	16,008	592,616
Truist Financial Corp.	135,775	6,507,696
U.S. Bancorp	150,465	7,010,164
United Bankshares, Inc.	14,839	480,784
Valley National Bancorp	45,496	443,586
Wells Fargo & Co.	378,697	11,429,075
Western Alliance Bancorp	9,049	542,488
Zions Bancorp NA	18,065	784,744
		$119,172,444
Beverages — 3.0%
Coca-Cola Co. (The)	282,839	$15,510,891
Keurig Dr Pepper, Inc.	80,201	2,566,432
PepsiCo, Inc.	72,780	10,793,274
		$28,870,597
Biotechnology — 3.5%
AbbVie, Inc.	62,242	$6,669,230
ACADIA Pharmaceuticals, Inc.(1)	4,958	265,055
Agios Pharmaceuticals, Inc.(1)	8,433	365,402
Allakos, Inc.(1)(2)	4,073	570,220
Allogene Therapeutics, Inc.(1)	9,487	239,452
Alnylam Pharmaceuticals, Inc.(1)	5,389	700,408
Amgen, Inc.	22,442	5,159,865
Biogen, Inc.(1)	413	101,127
Biohaven Pharmaceutical Holding Co., Ltd.(1)	7,442	637,854
BioMarin Pharmaceutical, Inc.(1)	3,729	326,996

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp.(1)	7,376	$ 827,218
Bridgebio Pharma, Inc.(1)(2)	9,988	710,247
ChemoCentryx, Inc.(1)	7,092	439,137
Deciphera Pharmaceuticals, Inc.(1)	5,330	304,183
Denali Therapeutics, Inc.(1)	10,152	850,331
FibroGen, Inc.(1)(2)	7,104	263,487
Gilead Sciences, Inc.	108,729	6,334,552
Global Blood Therapeutics, Inc.(1)	8,904	385,632
Halozyme Therapeutics, Inc.(1)(2)	13,862	592,046
Iovance Biotherapeutics, Inc.(1)	18,397	853,621
Mirati Therapeutics, Inc.(1)	6,419	1,409,869
Moderna, Inc.(1)	35,054	3,662,091
Natera, Inc.(1)	10,498	1,044,761
Sarepta Therapeutics, Inc.(1)	79	13,469
United Therapeutics Corp.(1)	5,816	882,811
Vir Biotechnology, Inc.(1)(2)	6,713	179,774
		$33,788,838
Building Products — 0.6%
Advanced Drainage Systems, Inc.	2,437	$203,685
Fortune Brands Home & Security, Inc.	9,798	839,885
Masco Corp.	2,566	140,950
Trane Technologies PLC	27,100	3,933,836
UFP Industries, Inc.	6,017	334,244
		$5,452,600
Capital Markets — 6.1%
Affiliated Managers Group, Inc.	4,109	$417,885
Ameriprise Financial, Inc.	12,153	2,361,693
Bank of New York Mellon Corp. (The)	93,769	3,979,556
BlackRock, Inc.	10,401	7,504,738
Charles Schwab Corp. (The)	134,484	7,133,031
CME Group, Inc.	19,659	3,578,921
Franklin Resources, Inc.	27,364	683,826
Goldman Sachs Group, Inc. (The)	32,410	8,546,841
Houlihan Lokey, Inc.	1,654	111,199
Interactive Brokers Group, Inc., Class A	5,723	348,645
Intercontinental Exchange, Inc.	28,965	3,339,375
Invesco, Ltd.	41,732	727,389
KKR & Co., Inc.	56,063	2,269,991
Lazard, Ltd., Class A	11,309	478,371
LPL Financial Holdings, Inc.	5,101	531,626
Morgan Stanley	137,029	9,390,597
Northern Trust Corp.	21,114	1,966,558
Raymond James Financial, Inc.	12,499	1,195,779
State Street Corp.	36,221	2,636,164
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	11,404	$ 575,446
T. Rowe Price Group, Inc.	3,942	596,779
Virtu Financial, Inc., Class A	7,697	193,734
		$ 58,568,144
Chemicals — 1.9%
Air Products & Chemicals, Inc.	14,808	$ 4,045,842
Ashland Global Holdings, Inc.	10,558	836,194
Axalta Coating Systems, Ltd.(1)	16,993	485,150
Celanese Corp.	13,551	1,760,817
Eastman Chemical Co.	23,120	2,318,474
Ecolab, Inc.	12,056	2,608,436
Huntsman Corp.	34,131	858,053
International Flavors & Fragrances, Inc.(2)	12,920	1,406,213
Mosaic Co. (The)	21,455	493,680
PPG Industries, Inc.	19,864	2,864,786
Quaker Chemical Corp.(2)	286	72,469
WR Grace & Co.	6,215	340,706
		$18,090,820
Commercial Services & Supplies — 0.7%
ADT, Inc.	545	$4,278
Cintas Corp.	63	22,268
MSA Safety, Inc.	1,141	170,454
Republic Services, Inc.	25,368	2,442,939
Tetra Tech, Inc.	4,260	493,223
UniFirst Corp.	851	180,148
Waste Management, Inc.	28,644	3,377,987
		$6,691,297
Communications Equipment — 1.1%
Cisco Systems, Inc.	215,647	$9,650,203
Juniper Networks, Inc.	33,662	757,732
Motorola Solutions, Inc.	3,734	635,004
		$11,042,939
Construction & Engineering — 0.6%
AECOM(1)	33,033	$1,644,383
EMCOR Group, Inc.	12,500	1,143,250
MasTec, Inc.(1)	12,847	875,908
Quanta Services, Inc.	30,400	2,189,408
		$5,852,949
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	8,362	$2,374,557

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	15,163	$ 2,248,825
		$ 4,623,382
Consumer Finance — 2.0%
Ally Financial, Inc.	38,441	$ 1,370,806
American Express Co.	56,427	6,822,589
Capital One Financial Corp.	47,964	4,741,241
Credit Acceptance Corp.(1)(2)	239	82,728
Discover Financial Services	32,655	2,956,257
FirstCash, Inc.	2,224	155,769
OneMain Holdings, Inc.	9,975	480,396
Santander Consumer USA Holdings, Inc.	7,255	159,755
SLM Corp.	35,395	438,544
Synchrony Financial	60,151	2,087,841
		$19,295,926
Containers & Packaging — 1.2%
AptarGroup, Inc.	4,480	$613,267
Avery Dennison Corp.	11,909	1,847,205
Ball Corp.	6,631	617,877
Berry Global Group, Inc.(1)	17,638	991,079
Crown Holdings, Inc.(1)	14,578	1,460,716
Graphic Packaging Holding Co.	23,853	404,070
Packaging Corp. of America	16,072	2,216,489
Silgan Holdings, Inc.	11,546	428,126
Sonoco Products Co.	16,918	1,002,391
WestRock Co.	44,588	1,940,916
		$11,522,136
Distributors — 0.3%
Genuine Parts Co.	14,540	$1,460,252
LKQ Corp.(1)	31,791	1,120,315
		$2,580,567
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	1,225	$211,913
Chegg, Inc.(1)(2)	118	10,659
Grand Canyon Education, Inc.(1)	1,017	94,693
H&R Block, Inc.	15,179	240,739
Service Corp. International	18,370	901,967
Strategic Education, Inc.	913	87,036
Terminix Global Holdings, Inc.(1)	12,434	634,258
		$2,181,265
Diversified Financial Services — 0.3%
Cannae Holdings, Inc.(1)	8,039	$355,887
Security	Shares	Value
Diversified Financial Services (continued)
Equitable Holdings, Inc.	41,631	$ 1,065,337
Jefferies Financial Group, Inc.	28,576	702,970
Voya Financial, Inc.	13,977	821,987
		$ 2,946,181
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	609,954	$ 17,542,277
CenturyLink, Inc.	122,469	1,194,073
Cogent Communications Holdings, Inc.	1,417	84,836
Verizon Communications, Inc.	349,251	20,518,496
		$39,339,682
Electric Utilities — 2.2%
Alliant Energy Corp.	45,332	$2,335,958
Avangrid, Inc.	12,789	581,260
Eversource Energy	40,189	3,476,750
Hawaiian Electric Industries, Inc.	24,272	858,986
NextEra Energy, Inc.	112,260	8,660,859
Portland General Electric Co.	21,032	899,539
Xcel Energy, Inc.	60,864	4,057,803
		$20,871,155
Electrical Equipment — 1.7%
Acuity Brands, Inc.	6,446	$780,546
AMETEK, Inc.	9,632	1,164,894
Eaton Corp. PLC	43,115	5,179,836
Emerson Electric Co.	54,353	4,368,351
Hubbell, Inc.	7,940	1,244,913
nVent Electric PLC	29,727	692,342
Regal Beloit Corp.	6,739	827,616
Rockwell Automation, Inc.	4,094	1,026,816
Sensata Technologies Holding PLC(1)	12,838	677,076
		$15,962,390
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,598	$1,516,670
Arrow Electronics, Inc.(1)	7,713	750,475
Avnet, Inc.	10,602	372,236
Dolby Laboratories, Inc., Class A	3,705	359,867
IPG Photonics Corp.(1)	386	86,383
Jabil, Inc.	11,062	470,467
Littelfuse, Inc.	2,654	675,868
National Instruments Corp.	9,943	436,895
SYNNEX Corp.	4,477	364,607
Trimble, Inc.(1)	8,106	541,238
		$5,574,706

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.9%
Activision Blizzard, Inc.	22,189	$ 2,060,248
Liberty Formula One Group, Series C(1)	3,707	157,918
Live Nation Entertainment, Inc.(1)	4,846	356,084
Madison Square Garden Sports Corp., Class A(1)	168	30,929
Walt Disney Co. (The)(1)	86,793	15,725,156
		$ 18,330,335
Food & Staples Retailing — 3.6%
BJ's Wholesale Club Holdings, Inc.(1)	14,263	$ 531,725
Casey's General Stores, Inc.	4,014	716,981
Costco Wholesale Corp.	17,586	6,626,053
Kroger Co. (The)	104,293	3,312,346
Performance Food Group Co.(1)	18,133	863,312
Sprouts Farmers Market, Inc.(1)	12,373	248,697
Sysco Corp.	60,061	4,460,130
US Foods Holding Corp.(1)	28,947	964,224
Walmart, Inc.	116,453	16,786,700
		$34,510,168
Food Products — 3.0%
Beyond Meat, Inc.(1)(2)	6,880	$860,000
Bunge, Ltd.	14,405	944,680
Campbell Soup Co.	20,342	983,536
Conagra Brands, Inc.	66,768	2,421,008
Darling Ingredients, Inc.(1)	22,961	1,324,390
Flowers Foods, Inc.	14,217	321,731
General Mills, Inc.	67,661	3,978,467
Hain Celestial Group, Inc. (The)(1)	10,428	418,684
Hershey Co. (The)	5,467	832,788
Hormel Foods Corp.(2)	22,228	1,036,047
Ingredion, Inc.	9,578	753,501
JM Smucker Co. (The)	13,545	1,565,802
Kellogg Co.	27,761	1,727,567
Kraft Heinz Co. (The)	92,716	3,213,537
Lamb Weston Holdings, Inc.	4,584	360,944
Lancaster Colony Corp.	302	55,486
McCormick & Co., Inc.	14,121	1,349,968
Mondelez International, Inc., Class A	102,417	5,988,322
Post Holdings, Inc.(1)	4,111	415,252
TreeHouse Foods, Inc.(1)	7,563	321,352
		$28,873,062
Gas Utilities — 0.5%
New Jersey Resources Corp.	21,187	$753,198
ONE Gas, Inc.	9,087	697,609
Southwest Gas Holdings, Inc.	12,927	785,315
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	10,791	$ 691,056
UGI Corp.	47,141	1,648,049
		$ 4,575,227
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	23,602	$ 2,584,183
Baxter International, Inc.	9,583	768,940
Danaher Corp.	23,038	5,117,661
Edwards Lifesciences Corp.(1)	13,278	1,211,352
Envista Holdings Corp.(1)	21,319	719,090
Hill-Rom Holdings, Inc.	396	38,796
Hologic, Inc.(1)	20,817	1,516,102
iRhythm Technologies, Inc.(1)	1,287	305,289
Medtronic PLC	96,467	11,300,145
Nevro Corp.(1)	4,442	768,910
NuVasive, Inc.(1)	1,740	98,014
STERIS PLC	214	40,562
Stryker Corp.	7,941	1,945,863
Tandem Diabetes Care, Inc.(1)	8,084	773,477
Teleflex, Inc.	111	45,684
Zimmer Biomet Holdings, Inc.	1,113	171,502
		$27,405,570
Health Care Providers & Services — 3.5%
Anthem, Inc.	22,400	$7,192,416
Centene Corp.(1)	57,788	3,469,014
CVS Health Corp.	123,825	8,457,248
DaVita, Inc.(1)	11,096	1,302,670
Encompass Health Corp.	8,006	662,016
Guardant Health, Inc.(1)	11,966	1,542,178
HCA Healthcare, Inc.	27,296	4,489,100
Henry Schein, Inc.(1)	18,905	1,263,988
Humana, Inc.	8,060	3,306,776
LHC Group, Inc.(1)	405	86,395
Molina Healthcare, Inc.(1)	3,403	723,750
Quest Diagnostics, Inc.	14,766	1,759,664
		$34,255,215
Health Care Technology — 0.0%(3)
Omnicell, Inc.(1)	457	$54,849
		$54,849
Hotels, Restaurants & Leisure — 1.2%
Aramark	30,220	$1,162,866
Choice Hotels International, Inc.	277	29,564
Darden Restaurants, Inc.	18,024	2,147,019

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	3,686	$ 273,685
Marriott International, Inc., Class A	22,106	2,916,224
Royal Caribbean Cruises, Ltd.	22,602	1,688,143
Texas Roadhouse, Inc.	6,690	522,890
Vail Resorts, Inc.	2,506	699,074
Wendy's Co. (The)	6,436	141,077
Wyndham Destinations, Inc.	10,472	469,774
Wyndham Hotels & Resorts, Inc.	6,861	407,818
Yum! Brands, Inc.	9,785	1,062,260
		$11,520,394
Household Durables — 0.5%
Helen of Troy, Ltd.(1)	204	$45,327
KB Home	19,297	646,835
Leggett & Platt, Inc.	14,341	635,306
Mohawk Industries, Inc.(1)	5,746	809,899
Newell Brands, Inc.	39,095	829,987
Tempur Sealy International, Inc.(1)	13,833	373,491
TopBuild Corp.(1)	95	17,487
Whirlpool Corp.	6,332	1,142,863
		$4,501,195
Household Products — 0.7%
Church & Dwight Co., Inc.	4,418	$385,382
Clorox Co. (The)	2,978	601,318
Colgate-Palmolive Co.	12,643	1,081,103
Energizer Holdings, Inc.	860	36,275
Kimberly-Clark Corp.	17,876	2,410,221
Procter & Gamble Co. (The)	17,247	2,399,747
		$6,914,046
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	108,152	$2,541,572
Clearway Energy, Inc., Class C	21,943	700,640
Ormat Technologies, Inc.	5,699	514,506
		$3,756,718
Industrial Conglomerates — 1.0%
3M Co.	42,464	$7,422,283
Carlisle Cos., Inc.	8,463	1,321,751
Roper Technologies, Inc.	1,227	528,947
		$9,272,981
Insurance — 4.3%
Aflac, Inc.	68,868	$3,062,560
Allstate Corp. (The)	32,296	3,550,299
Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	8,418	$ 737,585
American International Group, Inc.	91,887	3,478,842
Arch Capital Group, Ltd.(1)	40,749	1,469,816
Assurant, Inc.	6,518	887,882
Axis Capital Holdings, Ltd.	8,898	448,370
Brighthouse Financial, Inc.(1)	9,571	346,518
Brown & Brown, Inc.	8,683	411,661
Everest Re Group, Ltd.	4,061	950,640
First American Financial Corp.	10,499	542,063
Globe Life, Inc.	10,572	1,003,917
Hanover Insurance Group, Inc. (The)	4,287	501,236
Hartford Financial Services Group, Inc. (The)	36,888	1,806,774
Kemper Corp.	6,214	477,422
Lincoln National Corp.	19,912	1,001,773
Marsh & McLennan Cos., Inc.	9,565	1,119,105
MetLife, Inc.	81,663	3,834,078
Primerica, Inc.	2,476	331,611
Principal Financial Group, Inc.	28,254	1,401,681
Progressive Corp. (The)	33,657	3,328,004
Prudential Financial, Inc.	42,209	3,295,257
Reinsurance Group of America, Inc.	7,502	869,482
RenaissanceRe Holdings, Ltd.	1,538	255,031
RLI Corp.	1,133	118,002
Selective Insurance Group, Inc.	6,424	430,280
Travelers Cos., Inc. (The)	26,796	3,761,355
Unum Group	23,030	528,308
White Mountains Insurance Group, Ltd.	331	331,218
Willis Towers Watson PLC	7,668	1,615,494
		$41,896,264
Interactive Media & Services — 0.2%
ANGI Homeservices, Inc., Class A(1)(2)	5,173	$68,258
Snap, Inc., Class A(1)	30,517	1,527,986
		$1,596,244
Internet & Direct Marketing Retail — 0.6%
Chewy, Inc., Class A(1)(2)	7,271	$653,590
eBay, Inc.	67,424	3,388,056
Qurate Retail, Inc., Series A	9,590	105,202
Wayfair, Inc., Class A(1)(2)	5,795	1,308,569
		$5,455,417
IT Services — 2.8%
Accenture PLC, Class A	4,173	$1,090,029
Amdocs, Ltd.	10,681	757,603
Automatic Data Processing, Inc.	22,102	3,894,372

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Booz Allen Hamilton Holding Corp., Class A	3,481	$ 303,474
Broadridge Financial Solutions, Inc.	576	88,243
Cognizant Technology Solutions Corp., Class A	31,176	2,554,873
Concentrix Corp.(1)	6,664	657,737
DXC Technology Co.	28,678	738,459
Fastly, Inc., Class A(1)(2)	10,126	884,709
Genpact, Ltd.	6,435	266,152
GoDaddy, Inc., Class A(1)	5,249	435,405
International Business Machines Corp.	81,617	10,273,948
LiveRamp Holdings, Inc.(1)	6,839	500,546
ManTech International Corp. / VA, Class A	1,448	128,785
MAXIMUS, Inc.	1,438	105,247
Okta, Inc.(1)	5,667	1,440,891
Paychex, Inc.	16,310	1,519,766
Perspecta, Inc.	5,399	130,008
Science Applications International Corp.	4,374	413,955
Switch, Inc., Class A	2,845	46,573
Twilio, Inc., Class A(1)	3,710	1,255,835
		$27,486,610
Leisure Products — 0.6%
Hasbro, Inc.	12,866	$1,203,486
Mattel, Inc.(1)	26,089	455,253
Peloton Interactive, Inc., Class A(1)	24,828	3,766,904
		$5,425,643
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A(1)	8,380	$1,186,608
Adaptive Biotechnologies Corp.(1)	10,999	650,371
Bruker Corp.	723	39,136
Syneos Health, Inc.(1)	2,779	189,333
		$2,065,448
Machinery — 5.9%
AGCO Corp.	11,009	$1,134,918
Allison Transmission Holdings, Inc.	8,292	357,634
Caterpillar, Inc.	50,600	9,210,212
CNH Industrial NV(1)	174,066	2,235,007
Colfax Corp.(1)	6,903	263,971
Crane Co.	6,093	473,182
Cummins, Inc.	17,001	3,860,927
Deere & Co.	25,003	6,727,057
Donaldson Co., Inc.	6,468	361,432
Dover Corp.	17,957	2,267,071
Flowserve Corp.	21,594	795,739
Fortive Corp.	11,416	808,481
Security	Shares	Value
Machinery (continued)
Gates Industrial Corp. PLC(1)	3,874	$ 49,432
IDEX Corp.	3,725	742,020
Illinois Tool Works, Inc.	17,450	3,557,706
ITT, Inc.	13,151	1,012,890
Lincoln Electric Holdings, Inc.	4,922	572,183
Middleby Corp.(1)	9,463	1,219,970
Nordson Corp.	2,223	446,712
Oshkosh Corp.	11,628	1,000,822
PACCAR, Inc.	42,921	3,703,224
Parker-Hannifin Corp.	12,059	3,284,992
Pentair PLC	29,534	1,567,960
RBC Bearings, Inc.(1)	974	174,385
Rexnord Corp.	13,736	542,435
Snap-on, Inc.	5,678	971,733
Stanley Black & Decker, Inc.	20,183	3,603,877
Timken Co. (The)	11,237	869,294
Watts Water Technologies, Inc., Class A	3,312	403,070
Westinghouse Air Brake Technologies Corp.	26,649	1,950,707
Woodward, Inc.	8,340	1,013,560
Xylem, Inc.	14,612	1,487,356
		$56,669,959
Media — 2.8%
Charter Communications, Inc., Class A(1)	942	$623,180
Comcast Corp., Class A	334,883	17,547,869
Discovery, Inc., Class A(1)(2)	53,702	1,615,893
DISH Network Corp., Class A(1)	25,416	821,953
Interpublic Group of Cos., Inc. (The)	45,982	1,081,497
Liberty Broadband Corp., Class C(1)	8,867	1,404,267
New York Times Co. (The), Class A	5,353	277,125
Omnicom Group, Inc.	25,292	1,577,462
ViacomCBS, Inc., Class B(2)	65,623	2,445,113
		$27,394,359
Metals & Mining — 0.6%
Nucor Corp.	49,979	$2,658,383
Reliance Steel & Aluminum Co.	15,347	1,837,803
Steel Dynamics, Inc.	46,745	1,723,488
		$6,219,674
Multiline Retail — 0.7%
Dollar General Corp.	2,500	$525,750
Kohl's Corp.	14,574	593,016
Target Corp.	31,975	5,644,547
		$6,763,313

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 1.5%
Ameren Corp.	37,903	$ 2,958,708
CenterPoint Energy, Inc.	72,764	1,574,613
CMS Energy Corp.	42,760	2,608,787
Consolidated Edison, Inc.	44,636	3,225,844
Sempra Energy	33,714	4,295,501
		$ 14,663,453
Personal Products — 0.0%(3)
BellRing Brands, Inc., Class A(1)	1,373	$ 33,378
Coty, Inc., Class A	35,111	246,479
		$279,857
Pharmaceuticals — 2.7%
Axsome Therapeutics, Inc.(1)(2)	4,574	$372,644
Elanco Animal Health, Inc.(1)	30,500	935,435
Eli Lilly & Co.	4,264	719,934
Horizon Therapeutics PLC(1)	13,174	963,678
Merck & Co., Inc.	69,519	5,686,654
Nektar Therapeutics(1)	17,607	299,319
Perrigo Co. PLC	8,964	400,870
Pfizer, Inc.	435,183	16,019,086
Reata Pharmaceuticals, Inc., Class A(1)(2)	3,309	409,059
		$25,806,679
Professional Services — 0.2%
ASGN, Inc.(1)	3,633	$303,464
CoreLogic, Inc.	329	25,438
FTI Consulting, Inc.(1)	144	16,088
ManpowerGroup, Inc.	6,382	575,529
Nielsen Holdings PLC	31,505	657,509
Robert Half International, Inc.	8,449	527,894
TriNet Group, Inc.(1)	1,620	130,572
		$2,236,494
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	40,618	$2,547,561
Howard Hughes Corp. (The)(1)	7,688	606,814
Jones Lang LaSalle, Inc.	11,638	1,726,730
		$4,881,105
Road & Rail — 1.3%
AMERCO	1,143	$518,876
J.B. Hunt Transport Services, Inc.	2,731	373,191
Kansas City Southern	4,102	837,341
Knight-Swift Transportation Holdings, Inc.	7,921	331,256
Landstar System, Inc.	726	97,763
Security	Shares	Value
Road & Rail (continued)
Norfolk Southern Corp.	17,195	$ 4,085,704
Saia, Inc.(1)	343	62,015
Schneider National, Inc., Class B	3,466	71,746
Union Pacific Corp.	27,352	5,695,234
Werner Enterprises, Inc.	3,730	146,291
		$ 12,219,417
Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	13,623	$ 2,012,526
Applied Materials, Inc.	8,290	715,427
Brooks Automation, Inc.	488	33,111
Cirrus Logic, Inc.(1)	1,904	156,509
Cree, Inc.(1)	10,044	1,063,660
Inphi Corp.(1)	2,209	354,478
Intel Corp.	165,671	8,253,729
Marvell Technology Group, Ltd.	14,902	708,441
Maxim Integrated Products, Inc.	15,687	1,390,653
MKS Instruments, Inc.	2,650	398,692
Qorvo, Inc.(1)	266	44,228
Skyworks Solutions, Inc.	1,738	265,705
Texas Instruments, Inc.	20,817	3,416,694
		$18,813,853
Software — 1.9%
ACI Worldwide, Inc.(1)	1,050	$40,351
Altair Engineering, Inc., Class A(1)	2,311	134,454
Anaplan, Inc.(1)	12,983	932,829
Appian Corp.(1)(2)	4,224	684,668
Avalara, Inc.(1)	8,463	1,395,464
Box, Inc., Class A(1)	15,558	280,822
Ceridian HCM Holding, Inc.(1)	4,766	507,865
Citrix Systems, Inc.	86	11,189
Cloudera, Inc.(1)	25,572	355,706
Coupa Software, Inc.(1)	977	331,115
CrowdStrike Holdings, Inc., Class A(1)	16,603	3,516,847
Dropbox, Inc., Class A(1)	30,380	674,132
Dynatrace, Inc.(1)	18,022	779,812
Elastic NV(1)	6,930	1,012,681
Envestnet, Inc.(1)	944	77,682
Everbridge, Inc.(1)	68	10,137
j2 Global, Inc.(1)	230	22,469
Medallia, Inc.(1)(2)	8,823	293,100
NortonLifeLock, Inc.	63,599	1,321,587
Nuance Communications, Inc.(1)	12,519	551,963
Nutanix, Inc., Class A(1)	21,160	674,369
Oracle Corp.	67,105	4,341,022

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Pegasystems, Inc.	2,169	$ 289,041
Pluralsight, Inc., Class A(1)	12,035	252,254
SVMK, Inc.(1)	11,461	292,829
		$ 18,784,388
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	5,172	$ 814,642
AutoNation, Inc.(1)	5,530	385,939
Best Buy Co., Inc.	22,941	2,289,282
CarMax, Inc.(1)	14,322	1,352,856
Dick's Sporting Goods, Inc.	5,569	313,033
Foot Locker, Inc.	9,924	401,327
Gap, Inc. (The)	1,648	33,273
L Brands, Inc.	9,995	371,714
Lithia Motors, Inc., Class A	2,739	801,623
Lowe's Cos., Inc.	25,386	4,074,707
Penske Automotive Group, Inc.	3,168	188,148
Tiffany & Co.	7,172	942,759
Tractor Supply Co.	261	36,691
Williams-Sonoma, Inc.	4,645	473,047
		$12,479,041
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C(1)	27,480	$2,014,009
Hewlett Packard Enterprise Co.	139,030	1,647,506
HP, Inc.	150,265	3,695,016
NetApp, Inc.	23,523	1,558,164
Pure Storage, Inc., Class A(1)	1,758	39,748
Seagate Technology PLC	23,738	1,475,554
Western Digital Corp.	32,010	1,773,034
Xerox Holdings Corp.	20,827	482,978
		$12,686,009
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.	2,949	$277,412
Columbia Sportswear Co.	2,427	212,071
Hanesbrands, Inc.(2)	34,900	508,842
Levi Strauss & Co., Class A	4,672	93,814
PVH Corp.	7,164	672,628
Ralph Lauren Corp., Class A	4,895	507,807
Skechers USA, Inc., Class A(1)	9,517	342,041
VF Corp.	30,045	2,566,144
		$5,180,759
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	11,650	$503,280
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.	38,194	$ 479,335
New York Community Bancorp, Inc.	46,473	490,290
Radian Group, Inc.	21,950	444,487
TFS Financial Corp.	4,479	78,965
		$ 1,996,357
Trading Companies & Distributors — 0.4%
Air Lease Corp.	18,653	$ 828,566
MSC Industrial Direct Co., Inc., Class A	7,576	639,339
SiteOne Landscape Supply, Inc.(1)	641	101,682
United Rentals, Inc.(1)	8,496	1,970,307
W.W. Grainger, Inc.	1,710	698,261
		$4,238,155
Water Utilities — 0.5%
American States Water Co.	4,032	$320,584
American Water Works Co., Inc.	17,354	2,663,319
Essential Utilities, Inc.	43,159	2,040,989
		$5,024,892
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	38,581	$5,202,648
United States Cellular Corp.(1)	1,196	36,705
		$5,239,353
Total Common Stocks (identified cost $792,446,920)		$960,924,984

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Other — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	6,271,011	$ 6,271,638
Total Other (identified cost $6,271,638)		$ 6,271,638
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(5)	3,623,168	$ 3,623,168
Total Securities Lending Collateral (identified cost $3,623,168)		$ 3,623,168
Total Short-Term Investments (identified cost $9,894,806)		$ 9,894,806
Total Investments — 100.4% (identified cost $802,341,726)		$970,819,790
Other Assets, Less Liabilities — (0.4)%		$ (4,304,880)
Net Assets — 100.0%		$966,514,910

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $12,798,751 and the total market value of the collateral received by the Fund was $13,240,492, comprised of cash of $3,623,168 and U.S. government and/or agencies securities of $9,617,324.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund's investment in affiliated funds was $6,271,638, which represents 0.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$67,939	$63,569,243	$(57,365,544)	$ —	$ —	$6,271,638	$934	6,271,011
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$960,924,984(1)	$—	$—	$960,924,984
Short-Term Investments:
Other	—	6,271,638	—	6,271,638
Securities Lending Collateral	3,623,168	—	—	3,623,168
Total Investments	$964,548,152	$6,271,638	$ —	$970,819,790

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.